Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - Schedule of allowance for credit losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Allowance For Credit Losses Abstract
Balance, beginning of the year	$ 19,221	$ 16,656	$ 612,249
Provision for credit losses	11,642	2,168	15,757
Write-off uncollectable accounts receivable			(612,249)
Translation adjustment	(1,442)	397	899
Balance, end of the year	$ 29,421	$ 19,221	$ 16,656